Business acquisitions and dispositions - Acquisition of MTS Narrative (Details) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($) location	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Mar. 17, 2017 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period				$ 11,217
Profit (loss) of combined entity as if combination occurred at beginning of period				1,513
Percentage of postpaid subscribers sold		25.00%
Number of retail locations sold | location		15
Proceeds from divestiture of businesses	$ 0	$ 323	$ 68	323
MTS
Disclosure of detailed information about business combination [line items]
Total consideration					$ 2,933
Cash consideration					1,339
Stock transferred					$ 1,594
Number of shares transferred (in shares) | shares					27.6
Revenue of acquiree since acquisition date				271
Profit (loss) of acquiree since acquisition date				$ 38